Finance Income (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Finance income.
Interest income - bank deposits	$ 5,079	$ 3,888		$ 11,577	$ 7,016
Net foreign exchange gain on derivative instruments - realized	420	7		420
Net foreign exchange gain arising from financing - unrealized					38,651
Fair value gain on embedded options and interest rate caps	2,874			1,163
Total Finance income	$ 8,373	$ 3,895	[1]	$ 13,160	$ 45,667	[1]

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.